Expense Example - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738